Harbor International Core Fund Investment Strategy - Harbor International Core Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of non-U.S. equity securities. The Fund invests primarily in the stocks of foreign companies located in developed markets, but it may also invest up to 15% of its assets in the securities of companies located in emerging markets. The Fund invests in stocks across the market capitalization spectrum. The Subadvisor manages the Fund using an active, quantitative investment strategy. In selecting investments for the Fund, the Subadvisor forecasts expected returns for global equity markets and individual securities using a range of quantitative factors, including: ■Valuation ■Earnings ■Quality ■Price patterns ■Economic data ■Risk The Subadvisor emphasizes those factors that it believes to have proven most effective in predicting returns. In constructing the Fund’s portfolio, the Subadvisor considers the company, country, and industry weightings of the Fund’s benchmark index, the MSCI EAFE Index, as well as the portfolio’s level of risk, estimated transaction costs, liquidity, and other considerations. In making buy and sell decisions, the Subadvisor analyzes the risk and expected return characteristics of the portfolio’s current holdings as compared to the entire universe of companies. The Subadvisor also considers companies’ environmental, social and governance (“ESG”) initiatives that it believes may have a material impact on an issuer and the value of its securities. The Subadvisor engages with company management and seeks to identify inconsistencies between stated positions and actions. ESG criteria represent only one of several factors considered in making investment decisions. Accordingly, ESG factors may not be assessed for every investment, and the Fund may invest in companies with lower ESG ratings when other investment considerations are deemed favorable. The Subadvisor purchases securities that in its view have higher risk-adjusted expected returns and sells securities that in its view have lower risk-adjusted expected returns, provided that the costs of implementing the purchases and sales of such securities do not exceed the expected value added to the portfolio of such investment decisions, as determined by the Subadvisor. Throughout this process, the Subadvisor utilizes proprietary quantitative models to make its assessments and, except in very limited circumstances, follows the output of those models when making buy and sell decisions for the Fund’s portfolio. The equity securities in which the Fund invests include common stocks as well as preferred securities and securities issued by real estate investment trusts (REITs). The Fund may also purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and other similar depositary receipts, which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies.